Annual Total Returns - Fidelity® SAI International Index Fund [BarChart] - 10.31 Fidelity SAI International Index Fund PRO-09 - Fidelity® SAI International Index Fund	Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Jan. 05, 2016
Fidelity SAI International Index Fund-Default
Bar Chart Table:
Annual Return 2017	25.04%
Annual Return 2018	(13.55%)
Annual Return 2019	22.06%
Annual Return 2020	8.16%